Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Quarterly Financial Data (Unaudited)
Total interest income	$ 10,601	$ 10,635	$ 10,411	$ 9,842	$ 10,078	$ 9,944	$ 9,878	$ 9,621
Total interest expense	3,712	3,906	3,816	3,595	3,734	3,805	3,676	3,506	$ 15,029	$ 14,721
Net interest income	6,889	6,729	6,595	6,247	6,344	6,139	6,202	6,115	26,460	24,800
Provision for credit loss expense - loans and off balance sheet	186	186	206	96	125	69	105		674	299
Noninterest income	2,000	1,348	1,390	1,281	1,195	1,215	1,184	866
Noninterest expense	6,729	5,980	5,843	5,586	5,631	5,529	5,668	4,838	24,138	21,666
Income before income taxes	1,974	1,911	1,936	1,846	1,783	1,756	1,613	2,143	7,667	7,295
(Credit) Provision for Federal Income Taxes	(62)	(20)	22	(26)	(66)	(64)	(127)	150	(86)	(107)
Net Income (Loss)	$ 2,036	$ 1,931	$ 1,914	$ 1,872	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 7,753	$ 7,402
Earnings per share
Basic Earnings Per Share (in dollars per share)	$ 0.35	$ 0.34	$ 0.33	$ 0.32	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 1.34	$ 1.27
Diluted Earnings Per Share (in dollars per share)	$ 0.35	$ 0.34	$ 0.33	$ 0.32	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 1.34	$ 1.27